UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2016
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value
AUSTRALIA — 7.5%
Australia & New Zealand Banking Group	155,000	$3,044,159
CSL	45,000	4,035,874
Newcrest Mining *	300,000	5,700,388

		12,780,421

FRANCE — 10.3%
Airbus Group	42,000	2,471,859
AXA	185,000	3,771,373
BNP Paribas	33,000	1,636,807
Capgemini	47,000	4,517,361
Faurecia	82,000	3,235,985
Technip	32,000	1,786,525

		17,419,910

GERMANY — 6.7%
Allianz	27,000	3,873,749
Bayer	33,000	3,550,752
Bayerische Motoren Werke	46,000	3,963,433

		11,387,934

HONG KONG — 3.1%
China Eastern Airlines, Cl H *(A)	6,000,000	3,363,424
New World Development	1,680,000	1,952,796

		5,316,220

ISRAEL — 0.9%
Teva Pharmaceutical Industries ADR	30,000	1,605,000

ITALY — 3.2%
Intesa Sanpaolo	1,100,000	2,423,260
Tenaris	230,000	3,076,097

		5,499,357

JAPAN — 25.8%
Astellas Pharma	292,000	4,904,893
Daiwa House Industry	135,000	3,818,754
Denso	80,000	3,158,316
East Japan Railway	58,000	5,367,908
KDDI	150,000	4,603,113
Komatsu	215,000	4,236,644
Kubota	330,000	4,886,325
Kuraray	260,000	3,318,339
Mitsubishi UFJ Financial Group	750,000	3,820,071
Seven & I Holdings	135,000	5,668,195

		43,782,558

NORWAY — 1.1%
Statoil ADR (A)	120,000	1,909,200

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2016
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 2.1%
DBS Group Holdings	310,000	$3,556,772

SPAIN — 4.6%
Banco Santander	500,000	2,121,331
Industria de Diseno Textil	82,500	2,854,403
Red Electrica	124,000	2,841,219

		7,816,953

SWEDEN — 3.9%
Nordea Bank	390,000	3,484,836
Volvo, Cl B	290,000	3,099,351

		6,584,187

SWITZERLAND — 7.9%
ABB	170,000	3,623,571
LafargeHolcim	57,750	2,755,890
Novartis	40,500	3,365,047
Zurich Insurance Group	15,000	3,614,776

		13,359,284

TAIWAN — 3.5%
Hon Hai Precision Industry	764,400	2,104,776
Taiwan Semiconductor Manufacturing ADR	135,000	3,750,300

		5,855,076

UNITED KINGDOM — 16.5%
Diageo	102,000	2,926,552
Glencore PLC *	800,000	1,983,590
Home Retail Group	1,400,000	2,869,965
Kennedy Wilson Europe Real Estate	140,000	1,849,491
Royal Dutch Shell, Cl B	97,987	2,604,556
SABMiller	90,000	5,274,436
Standard Chartered	210,000	1,685,733
Vodafone Group ADR	137,000	4,233,300
WPP	205,000	4,621,604

		28,049,227

TOTAL COMMON STOCK (Cost $118,814,693)		164,922,099

SHORT-TERM INVESTMENTS (B) — 4.1%
Deutsche Money Market Series, Cl Institutional, 0.279% (C)	3,741,725	3,741,725
Dreyfus Cash Management, Cl Institutional, 0.270%	3,107,138	3,107,138

TOTAL SHORT-TERM INVESTMENTS (Cost $6,848,863)		6,848,863

TOTAL INVESTMENTS — 101.2% (Cost $125,663,556) †		$171,770,962

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2016
(UNAUDITED)

Percentages are based on Net Assets of $169,797,593.

*	Non-income producing security.

(A)	This security or a portion of this security is on loan at July 31, 2016. The total market value of securities on loan at July 31, 2016, was $3,581,730.

(B)	Rate shown is the 7-day effective yield as of July 31, 2016.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2016, was $3,741,725.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

†	At July 31, 2016, the tax basis cost of the Portfolio’s investments was $125,663,556 and the unrealized appreciation and depreciation were $58,513,621 and $(12,406,215), respectively.

As of July 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, securities with a total value of $43,782,558 transferred from Level 2 to Level 1 as a result of fair valuation of foreign equity securities. There were no other significant transfers between Level 1 and Level 2 assets for the period ended July 31, 2016. For the period ended July 31, 2016 there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-2600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016